Leases - Schedule of Lease Costs Related to Finance and Operating Leases (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Finance lease cost
Amortization of leased assets		$ 529,533	$ 130,037
Interest of lease liabilities		435,266	102,561
Operating lease cost
Operating lease cost	[1]	8,172,685	4,797,056
Total lease cost		$ 9,137,484	$ 5,029,654

[1]	(1) Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.